Income taxes - Disclosure of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets (liabilities)
Deferred tax assets	$ 65,333	$ 50,374
Potential tax assets not recognized	(65,333)	(50,374)
Net deferred tax assets	0	0
Loss carry-forwards
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	56,533	44,264
Share issue costs
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	4,734	2,433
Deferred revenue, contingent consideration and royalty obligation
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	1,330	1,207
Property and equipment
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	(14)	0
Intangible assets
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	1,128	1,248
SRED
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	1,354	991
Other
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	$ 268	$ 231